UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: May 31, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

24	Government Portfolio 2012 Annual Report

Schedule of investments

May 31, 2012

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.9%
U.S. Government Agencies — 56.3%
Federal Farm Credit Bank (FFCB), Discount Notes	0.100%	6/4/12	$25,000,000	$24,999,792	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.080 - 0.100%	6/12/12	95,000,000	94,997,372	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.090%	6/13/12	75,000,000	74,997,750	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.090%	6/14/12	50,000,000	49,998,375	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.090%	6/15/12	25,000,000	24,999,125	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.090%	6/20/12	100,000,000	99,995,250	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.080%	7/3/12	25,000,000	24,998,222	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.080%	7/6/12	50,000,000	49,996,111	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.120%	8/3/12	25,000,000	24,994,750	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.120%	8/7/12	20,000,000	19,995,533	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.120%	8/10/12	25,000,000	24,994,167	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.140%	8/17/12	50,000,000	49,985,028	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.140%	9/14/12	35,000,000	34,985,708	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.110%	9/24/12	50,000,000	49,982,431	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.110%	9/28/12	50,000,000	49,981,819	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.140%	1/17/13	50,000,000	49,955,278	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	3/4/13	25,000,000	24,963,583	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	4/12/13	25,000,000	24,958,437	(a)
Federal Farm Credit Bank (FFCB), Notes	0.200%	6/27/12	75,000,000	74,999,467	(b)
Federal Farm Credit Bank (FFCB), Notes	0.190%	7/5/12	50,000,000	49,996,229	(b)
Federal Farm Credit Bank (FFCB), Notes	0.310%	7/23/12	100,000,000	100,004,317	(b)
Federal Farm Credit Bank (FFCB), Notes	0.300%	9/4/12	100,000,000	99,981,698	(b)
Federal Farm Credit Bank (FFCB), Notes	0.330%	9/24/12	50,000,000	49,996,816	(b)
Federal Farm Credit Bank (FFCB), Notes	0.250%	1/22/13	50,000,000	49,986,993	(b)
Federal Farm Credit Bank (FFCB), Notes	0.300%	2/11/13	50,000,000	50,017,652	(b)
Federal Farm Credit Bank (FFCB), Notes	0.600%	3/25/13	50,000,000	50,153,377	(b)
Federal Farm Credit Bank (FFCB), Notes	0.250%	3/28/13	100,000,000	100,000,000	(b)
Federal Farm Credit Bank (FFCB), Notes	0.270%	5/15/13	50,000,000	49,985,587	(b)
Federal Farm Credit Bank (FFCB), Notes	0.316%	7/26/13	100,000,000	100,026,548	(b)
Federal Farm Credit Bank (FFCB), Notes	0.300%	7/29/13	58,000,000	57,983,016	(b)
Federal Farm Credit Bank (FFCB), Notes	0.290%	8/12/13	100,000,000	99,987,877	(b)
Federal Farm Credit Bank (FFCB), Notes	0.300%	8/19/13	90,000,000	89,999,344	(b)
Federal Farm Credit Bank (FFCB), Notes	0.350%	8/26/13	50,000,000	49,993,759	(b)
Federal Farm Credit Bank (FFCB), Notes	0.350%	9/20/13	50,000,000	49,986,847	(b)
Federal Farm Credit Bank (FFCB), Notes	0.250%	9/23/13	124,750,000	124,725,082	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.103%	6/13/12	40,000,000	39,998,633	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.100%	6/19/12	50,000,000	49,997,500	(a)

See Notes to Financial Statements.

Government Portfolio 2012 Annual Report	25

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Bank (FHLB), Discount Notes	0.090 - 0.150%	6/20/12	$160,000,000	$159,991,292	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.105%	7/5/12	281,000,000	280,972,134	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.110%	7/6/12	79,000,000	78,991,551	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.110%	7/13/12	150,000,000	149,980,750	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.110%	7/18/12	264,450,000	264,412,022	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.100 - 0.120%	7/27/12	82,589,000	82,575,139	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.120%	8/8/12	100,000,000	99,977,333	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.160%	9/5/12	130,000,000	129,944,534	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.160%	9/6/12	21,500,000	21,490,731	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.160%	10/3/12	100,000,000	99,944,889	(a)
Federal Home Loan Bank (FHLB), Notes	0.285%	7/24/12	65,000,000	65,004,774	(b)
Federal Home Loan Bank (FHLB), Notes	0.210%	11/16/12	50,000,000	50,000,000
Federal Home Loan Bank (FHLB), Notes	0.330%	1/22/13	125,000,000	124,995,937	(b)
Federal Home Loan Bank (FHLB), Notes	0.310%	1/25/13	89,000,000	88,999,956	(b)
Federal Home Loan Bank (FHLB), Notes	0.360%	2/25/13	30,000,000	30,000,000	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100 - 0.105%	6/25/12	151,339,000	151,328,656	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100 - 0.105%	7/16/12	200,000,000	199,974,844	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.110%	7/23/12	42,000,000	41,993,327	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	7/30/12	85,000,000	84,986,069	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.135%	8/13/12	50,000,000	49,986,313	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.160%	9/4/12	75,000,000	74,968,333	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.140%	10/2/12	50,000,000	49,976,083	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.150%	10/22/12	129,000,000	128,923,137	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.150 - 0.155%	10/29/12	100,000,000	99,936,458	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.160%	11/13/12	100,000,000	99,926,667	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.180%	1/9/13	75,000,000	74,916,750	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.125%	7/27/12	150,025,000	150,254,786
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.179%	11/2/12	80,000,000	79,989,802	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.350%	1/10/13	54,500,000	54,499,996	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.390%	9/3/13	88,500,000	88,494,350	(b)

See Notes to Financial Statements.

26	Government Portfolio 2012 Annual Report

Schedule of investments (cont’d)

May 31, 2012

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.370%	9/12/13	$99,500,000	$99,467,886	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.115%	6/25/12	250,000,000	249,980,833	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.110%	7/16/12	21,000,000	20,997,113	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.100%	7/18/12	50,000,000	49,993,472	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.115%	8/1/12	66,711,000	66,698,000	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.162%	8/15/12	75,000,000	74,974,688	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.160%	9/4/12	100,000,000	99,957,778	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.160%	9/12/12	38,291,000	38,273,471	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	10/24/12	87,500,000	87,447,135	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.155%	11/14/12	25,000,000	24,982,132	(a)
Federal National Mortgage Association (FNMA), Notes	0.390%	9/13/12	39,680,000	39,692,567	(b)
Federal National Mortgage Association (FNMA), Notes	0.360%	11/23/12	100,000,000	100,029,030	(b)
Federal National Mortgage Association (FNMA), Notes	0.360%	12/3/12	120,000,000	120,009,162	(b)
Federal National Mortgage Association (FNMA), Notes	0.400%	2/1/13	37,035,000	37,072,676	(b)
Federal National Mortgage Association (FNMA), Notes	0.380%	8/9/13	323,280,000	323,660,900	(b)
Total U.S. Government Agencies				6,728,272,929
U.S. Treasury Bills — 5.0%
U.S. Treasury Bills	0.080%	6/14/12	250,000,000	249,992,778	(a)
U.S. Treasury Bills	0.063%	6/21/12	72,185,000	72,182,493	(a)
U.S. Treasury Bills	0.120%	8/9/12	25,000,000	24,994,250	(a)
U.S. Treasury Bills	0.140%	11/1/12	150,000,000	149,910,750	(a)
U.S. Treasury Bills	0.200%	3/7/13	100,000,000	99,845,000	(a)
Total U.S. Treasury Bills				596,925,271
U.S. Treasury Notes — 11.4%
U.S. Treasury Notes	4.625%	7/31/12	73,000,000	73,544,080
U.S. Treasury Notes	4.000%	11/15/12	500,000,000	508,703,153
U.S. Treasury Notes	1.125%	12/15/12	100,000,000	100,494,639
U.S. Treasury Notes	0.625%	12/31/12	100,000,000	100,275,706
U.S. Treasury Notes	3.625%	12/31/12	122,000,000	124,426,997
U.S. Treasury Notes	1.375%	1/15/13	155,000,000	156,134,859
U.S. Treasury Notes	1.375%	2/15/13	150,000,000	151,243,223

See Notes to Financial Statements.

Government Portfolio 2012 Annual Report	27

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes — continued
U.S. Treasury Notes	1.750%	4/15/13	$153,248,000	$155,295,554
Total U.S. Treasury Notes				1,370,118,211
Repurchase Agreements — 27.2%
Bank of America N.A., tri-party repurchase agreement dated 5/31/12; Proceeds at maturity — $150,000,667; (Fully collateralized by various U.S. government obligations, 3.000% to 3.125% due 5/15/21 to 5/15/42; Market value — $153,000,008)	0.160%	6/1/12	150,000,000	150,000,000
Bank of America N.A., tri-party repurchase agreement dated 5/31/12; Proceeds at maturity — $800,004,000; (Fully collateralized by various U.S. government obligations, 1.250% to 2.250% due 3/15/14 to 7/31/18; Market value — $816,000,020)	0.180%	6/1/12	800,000,000	800,000,000
Barclays Capital Inc., tri-party repurchase agreement dated 5/31/12; Proceeds at maturity — $417,890,206; (Fully collateralized by U.S. government obligations, 3.625% due 2/15/20; Market value — $426,245,839)	0.190%	6/1/12	417,888,000	417,888,000
Deutsche Bank Securities Inc., tri-party repurchase agreement dated 5/31/12; Proceeds at maturity — $1,082,353,314; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.250% due 6/4/12 to 1/15/37; Market value — $1,103,994,108)	0.210%	6/1/12	1,082,347,000	1,082,347,000
Morgan Stanley tri-party repurchase agreement dated 5/31/12; Proceeds at maturity — $50,000,236; (Fully collateralized by various U.S. government agency obligations, 0.000% to 9.250% due 8/1/12 to 1/19/23; Market value — $51,000,843)	0.170%	6/1/12	50,000,000	50,000,000
RBS Securities Inc. repurchase agreement dated 5/31/12; Proceeds at maturity — $750,003,750; (Fully collateralized by various U.S. government agency obligations, 0.125% to 7.125% due 10/10/12 to 11/15/30; Market value — $765,000,363)	0.180%	6/1/12	750,000,000	750,000,000
Total Repurchase Agreements				3,250,235,000
Total Investments — 99.9% (Cost — $11,945,551,411#)				11,945,551,411
Other Assets in Excess of Liabilities — 0.1%				6,941,028
Total Net Assets — 100.0%				$11,952,492,439

(a)	Rate shown represents yield-to-maturity.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

28	Government Portfolio 2012 Annual Report

Statement of assets and liabilities

May 31, 2012

Assets:
Investment, at value	$8,695,316,411
Repurchase agreements, at value	3,250,235,000
Cash	220
Interest receivable	8,072,569
Total Assets	11,953,624,200

Liabilities:
Investment management fee payable	917,977
Accrued expenses	213,784
Total Liabilities	1,131,761
Total Net Assets	$11,952,492,439

Represented by:
Paid-in-Capital	$11,952,492,439

See Notes to Financial Statements.

Government Portfolio 2012 Annual Report	29

Statement of operations

For the Year Ended May 31, 2012

Investment Income:
Interest	$19,533,081

Expenses:
Investment management fee (Note 2)	12,804,671
Fund accounting fees	725,243
Legal fees	308,108
Trustees’ fees	218,265
Custody fees	56,802
Audit and tax	32,500
Miscellaneous expenses	110,014
Total Expenses	14,255,603
Less: Fee waivers and/or expense reimbursements (Note 2)	(1,450,932)
Net Expenses	12,804,671
Net Investment Income	6,728,410
Net Gain on Investments	4,492
Increase in Net Assets from Operations	$6,732,902

See Notes to Financial Statements.

30	Government Portfolio 2012 Annual Report

Statements of changes in net assets

For the Years Ended May 31,	2012	2011

Operations:
Net investment income	$6,728,410	$17,495,819
Net realized gain	4,492	453,287
Increase in Net Assets From Operations	6,732,902	17,949,106

Capital Transactions:
Proceeds from contributions	62,755,748,714	52,212,111,681
Value of withdrawals	(62,629,130,307)	(51,387,193,159)
Increase in Net Assets From Capital Transactions	126,618,407	824,918,522
Increase in Net Assets	133,351,309	842,867,628

Net Assets:
Beginning of year	11,819,141,130	10,976,273,502
End of year	$11,952,492,439	$11,819,141,130

See Notes to Financial Statements.

Government Portfolio 2012 Annual Report	31

Financial highlights

For the years ended May 31, unless otherwise noted:
	2012	2011	2010	2009[1]

Net assets, end of year (millions)	$11,952	$11,819	$10,976	$12,389
Total return[2]	0.05%	0.13%	0.23%	0.26%

Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.10%	0.11%[3]
Net expenses[4,5,6]	0.10	0.10	0.10	0.10	[3]
Net investment income	0.05	0.13	0.22	0.65	[3]

[1]	For the period March 2, 2009 (inception date) to May 31, 2009.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

32	Government Portfolio 2012 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a separate, diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2012, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender

Government Portfolio 2012 Annual Report	33

offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$11,945,551,411	—	$11,945,551,411

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued

34	Government Portfolio 2012 Annual Report

Notes to financial statements (cont’d)

interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2012, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Government Portfolio 2012 Annual Report	35

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the year ended May 31, 2012, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

During the year ended May 31, 2012, fees waived and/or expenses reimbursed amounted to $1,450,932.

The investment manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the year ended May 31, 2012, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

4. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of

36	Government Portfolio 2012 Annual Report

Notes to financial statements (cont’d)

soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. On June 9, 2011, the Court of Appeals issued a Summary Order affirming the District Court’s dismissal of all claims with the exception of Plaintiffs’ Section 36(b) claim as it relates to Transfer Agent fees paid to an affiliate of the Managers. The case has been remanded to the District Court for further proceedings in accordance with the Summary Order.

Plaintiffs agreed to dismiss the case, and a Stipulation of Dismissal with Prejudice was filed with the court on October 20, 2011, terminating the litigation.

*  *  *

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint

Government Portfolio 2012 Annual Report	37

in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both a derivative claim on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason (the “Derivative Claim”). In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures (the “Putative Class Claims”). The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board.

The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court.

38	Government Portfolio 2012 Annual Report

Notes to financial statements (cont’d)

On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand.

On May 6, 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal of the Putative Class Claims. With regard to the Derivative Claim, to which the certified question related and as to which the district court granted a motion to dismiss, the Second Circuit vacated the district court’s judgment and remanded with instructions to the court to convert the motion to dismiss to a motion for summary judgment, and to rule on that motion, after further discovery should the court determine that such further discovery is warranted. On August 4, 2011, the Court held a status conference and granted plaintiff leave to file a motion for particularized discovery, while indicating that any attempt to amend the existing Compliant would be denied. On September 16, 2011, plaintiff filed motions for discovery and to amend the Complaint. Defendants filed oppositions to those two motions on October 27, 2011. Oral argument on the motions was heard on May 11, 2012 and the court reserved judgment.

5. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Government Portfolio 2012 Annual Report	39

Report of independent registered public accounting firm

The Board of Trustees and Investors

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Government Portfolio, a series of Master Portfolio Trust, including the schedule of investments, as of May 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period from March 2, 2009 (inception date) to May 31, 2009. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2012, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Portfolio as of May 31, 2012, the results of its operations for the year then end, the changes in its net assets for the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period from March 2, 2009 (inception date) to May 31, 2009, in conformity with U.S. generally accepted accounting principles.

New York, New York

July 20, 2012

Western Asset Institutional Government Reserves	17

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Institutional Government Reserves (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, New York, New York 10018. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	World Affairs Council (since 2009); formerly, Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (2001 to 2008); formerly, Director, Lapoint Industries (industrial filter company) (2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (1998 to 2008)
A. Benton Cocanougher
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	Retired; Dean Emeritus and Professor Emeritus, Texas A&M University (since 2008); Interim Dean, George Bush School of Government and Public Service, Texas A&M University (2009 to 2010); A.P. Wiley Professor, Texas A&M University (2001 to 2008); Interim Chancellor, Texas A&M University System (2003 to 2004); Dean of the Mays Business School, Texas A&M University (1987 to 2001)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	Formerly, Director, First American Bank, Texas (1994 to 1999); formerly, Director, Randle Foods, Inc. (1991 to 1999); formerly, Director, Petrolon, Inc. (engine lubrication products) (1991 to 1994)

18	Western Asset Institutional Government Reserves

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	None
Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	None
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1974); Executive Director of Business Builders Team, LLC (since 2005); formerly, Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (1998 to 2003)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); formerly, Director, ebank Financial Services, Inc. (1997 to 2004)
Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	None

Western Asset Institutional Government Reserves	19

Independent Trustees cont’d
Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	None
Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2005) of various series of MainStay Family of Funds (66 funds)
Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President, George Mason University (since 1996)
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	Director, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

20	Western Asset Institutional Government Reserves

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	57
Other board memberships held by Trustee during past five years	None
Interested Trustee and Officer:
R. Jay Gerken[3]
Year of birth	1951
Position(s) with Trust	Trustee, President, Chairman and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2005); Officer and Trustee/Director of 160 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer (“CEO”) of LMPFA (since 2006); President and CEO of Smith Barney Fund Management LLC (“SBFM”) (formerly a registered investment adviser) (since 2002)
Number of funds in fund complex overseen by Trustee	160
Other board memberships held by Trustee during past five years	None
Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Western Asset Institutional Government Reserves	21

Additional Officers cont’d
Vanessa A. Williams Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Assistant Vice President and Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)
Robert I. Frenkel Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)
Thomas C. Mandia Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to SBFM (since 2002)

22	Western Asset Institutional Government Reserves

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)
James Crowley Legg Mason 55 Water Street, New York, NY 10041
Year of birth	1966
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Vice President and Controller within the Global Oversight group for certain mutual funds associated with Legg Mason & Co. or its affiliates (2010-2011); formerly, Controller of Security Fair Valuation and Project Management for Legg Mason & Co. or its affiliates (2006 to 2010)
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Mr. Gerken is an “interested person” of the Fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2011 and May 31, 2012 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $24,300 in 2011 and $25,200 in 2012.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $2,000 in 2011 and $0 in 2012. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings for the Master Portfolio Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Master Portfolio Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods.

c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in 2011 and $3,300 in 2012. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2011 and 2012; Tax Fees were 100% and 100% for 2011 and 2012; and Other Fees were 100% and 100% for 2011 and 2012.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2012.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b) Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date: July 25, 2012

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer
Master Portfolio Trust

Date: July 25, 2012